Related Party Disclosures - Summary of Aggregate Gains on LTIP Shares Exercised (Details) - Long Term Incentive Plan	12 Months Ended
Dec. 31, 2018 GBP (£) shares
Nicandro Durante
Disclosure Of Transactions Between Related Parties [Line Items]
Award Date	Mar. 27, 2015
Exercised, shares | shares	122,477
Exercise date	Mar. 27, 2018
Price per share	£ 39.46
Aggregate gain	£ 4,832,942
Shares | shares	127,448
Price per share	£ 36.25
Face Value	£ 4,619,990
Ben Stevens
Disclosure Of Transactions Between Related Parties [Line Items]
Award Date	Mar. 27, 2015
Exercised, shares | shares	66,925
Exercise date	Mar. 27, 2018
Price per share	£ 39.46
Aggregate gain	£ 2,640,861
Shares | shares	69,641
Price per share	£ 36.25
Face Value	£ 2,524,486